Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Cost of revenues
Gross profit
Operating Expenses
Selling, general and administrative	8,398	2,425	3,593
Total Operating Expenses	8,398	2,425	3,593
Loss from Operations	(8,398)	(2,425)	(3,593)
Other income (expense):
Realized loss on sale/exchange of cryptocurrencies	(4,268)
Gain on fair value changes of cryptocurrencies	83,330
Other expenses	(1)
Total other income, net	79,061
Income (loss) before income taxes	70,663	(2,425)	(3,593)
Provision for income tax
Net income (loss) from continuing operation	70,663	(2,425)	(3,593)
Net loss from discontinued operations, net of income taxes	(100,737)	(66,580)	(94,908)
Net loss	(30,074)	(69,005)	(98,501)
Less: Net loss attributable to noncontrolling interests	(26,460)	(22,110)	(30,390)
Deemed dividend attributable to down round feature of warrants	6,251
Net loss attributable to Digital Currency X Technology Inc.	(9,865)	(46,895)	(68,111)
Net loss	(30,074)	(69,005)	(98,501)
Changes in post-employment and termination benefits	794	(742)	(1,216)
Foreign currency adjustment	(8,187)	3,135	(104)
Total comprehensive loss	(37,467)	(66,612)	(99,821)
Less: Total comprehensive loss attributable to non-controlling interests	(27,261)	(20,179)	(30,747)
Total comprehensive loss attributable to Digital Currency X Technology Inc.	$ (10,206)	$ (46,433)	$ (69,074)
Basic weighted average ordinary shares outstanding	2,337,678	4,511	4,401
Diluted weighted average ordinary shares outstanding	2,337,678	4,511	4,401
Basic net loss per share attributable to Digital Currency X Technology Inc	$ (4.22)	$ (10,396.74)	$ (15,476.19)
Diluted net loss per share attributable to Digital Currency X Technology Inc	$ (4.22)	$ (10,396.74)	$ (15,476.19)
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenues